Disclosures on the effects of fluctuations in foreign currency exchange rates	12 Months Ended
Dec. 31, 2024
Foreign exchange rates [abstract]
Disclosures on the effects of fluctuations in foreign currency exchange rates	Disclosures on the effects of fluctuations in foreign currency exchange rates
a)Assets held in foreign currency subject to fluctuations in exchange rates are detailed as follows:

Class of Asset	Currency	As of December 31, 2024	As of December 31, 2023
		ThUS$	ThUS$
Cash and cash equivalents	USD	1,020,101	855,001
Cash and cash equivalents	CLP	214,361	3,425
Cash and cash equivalents	CNY	76,807	31,362
Cash and cash equivalents	EUR	6,716	11,183
Cash and cash equivalents	GBP	2	26
Cash and cash equivalents	AUD	40,954	108,883
Cash and cash equivalents	MXN	2,038	649
Cash and cash equivalents	AED	1	6
Cash and cash equivalents	JPY	910	899
Cash and cash equivalents	NOK	1	8
Cash and cash equivalents	ZAR	10,978	10,559
Cash and cash equivalents	KRW	4,979	19,364
Cash and cash equivalents	IDR	3	3
Cash and cash equivalents	PLN	—	1
Subtotal cash and cash equivalents		1,377,851	1,041,369
Other current financial assets	USD	1,079,559	879,612
Other current financial assets	BRL	36	10
Other current financial assets	CLP	—	446,221
Subtotal other current financial assets		1,079,595	1,325,843
Other current non-financial assets	USD	20,185	22,092
Other current non-financial assets	AUD	2,476	4,870
Other current non-financial assets	CLF	153	227
Other current non-financial assets	CLP	151,604	85,079
Other current non-financial assets	CNY	20,557	529
Other current non-financial assets	EUR	482	1,304
Other current non-financial assets	COP	313	294
Other current non-financial assets	MXN	2,267	2,014
Other current non-financial assets	THB	—	2
Other current non-financial assets	JPY	89	2,267
Other current non-financial assets	ZAR	44	41
Other current non-financial assets	KRW	2,535	18,031
Subtotal other non-financial current assets		200,705	136,750
Trade and other receivables	USD	407,361	516,261
Trade and other receivables	BRL	77	8
Trade and other receivables	CLF	1,171	1,330
Trade and other receivables	CLP	58,117	61,146
Trade and other receivables	CNY	82,539	282,117
Trade and other receivables	EUR	25,815	25,542
Trade and other receivables	GBP	284	147
Trade and other receivables	MXN	1,214	670
Trade and other receivables	AED	763	1,467
Trade and other receivables	JPY	488	382
Trade and other receivables	AUD	9,893	2,598
Trade and other receivables	ZAR	14,600	12,295
Trade and other receivables	COP	3,812	3,210
Trade and other receivables	KRW	—	8
Trade and other receivables	PEN	3	—

Class of Asset	Currency	As of December 31, 2024	As of December 31, 2023
		ThUS$	ThUS$
Subtotal trade and other receivables		606,137	907,181
Receivables from related parties	USD	20,061	40,236
Receivables from related parties	EUR	1,899	3,017
Receivables from related parties	AUD	6,746	—
Subtotal receivables from related parties		28,706	43,253
Current inventories	USD	1,702,185	1,774,594
Subtotal Current Inventories		1,702,185	1,774,594
Current tax assets	USD	571,818	611,841
Current tax assets	BRL	4	2
Current tax assets	CLP	2,040	3,637
Current tax assets	CNY	348	—
Current tax assets	EUR	281	13,556
Current tax assets	MXN	4,115	5,216
Current tax assets	JPY	—	11
Current tax assets	PEN	1,804	—
Current tax assets	ZAR	28	29
Current tax assets	COP	2,614	2,741
Current tax assets	KRW	2	—
Current tax assets	AUD	89	—
Subtotal current tax assets		583,143	637,033
Non-current assets or groups of assets classified as held for sale	USD	118	118
Subtotal Non-current assets or groups of assets classified as held for sale		118	118
Total current assets		5,578,440	5,866,141
Other non-current financial assets	USD	60,706	248,281
Subtotal Other non-current financial assets		60,706	248,281
Other non-current non-financial assets	USD	74,245	65,616
Other non-current non-financial assets	CNY	289,921	308,084
Subtotal Other non-current non-financial assets		364,166	373,700
Other receivables, non-current	USD	1,785	705
Other receivables, non-current	CLF	63	9
Other receivables, non-current	MXN	220	179
Other receivables, non-current	KRW	240	667
Other receivables, non-current	CLP	419	999
Subtotal Other receivables, non-current		2,727	2,559
Investments classified using the equity method of accounting	USD	29,869	76,532
Investments classified using the equity method of accounting	AED	324	2,778
Investments classified using the equity method of accounting	EUR	9,610	7,107
Investments classified using the equity method of accounting	AUD	545,991	—
Subtotal Investments classified using the equity method of accounting		585,794	86,417
Intangible assets other than goodwill	USD	167,968	155,874
Subtotal intangible assets other than goodwill		167,968	155,874
Purchases goodwill, gross	USD	948	958
Subtotal Purchases goodwill, gross		948	958
Property, plant and equipment	USD	4,433,645	3,609,937
Subtotal property, plant and equipment		4,433,645	3,609,937
Right-of-use assets	USD	84,070	73,193
Subtotal Right-of-use assets		84,070	73,193
Non-current tax assets	USD	59,541	59,541
Subtotal non-current tax assets		59,541	59,541
Deferred tax assets	USD	157,564	302,236
Subtotal Deferred tax assets		157,564	302,236

Class of Asset	Currency	As of December 31, 2024	As of December 31, 2023
		ThUS$	ThUS$
Total non-current assets		5,917,129	4,912,696
Total assets		11,495,569	10,778,837

		As of December 31, 2024			As of December 31, 2023
Class of liability	Currency	Up to 90 days	More than 90 days to 1 year	Total	Up to 90 days	More than 90 days to 1 year	Total
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Current liabilities
Other current financial liabilities	USD	349,671	795,283	1,144,954	773,314	462,656	1,235,970
Other current financial liabilities	CLF	18,206	308	18,514	20,191	338	20,529
Subtotal other current financial liabilities		367,877	795,591	1,163,468	793,505	462,994	1,256,499
Lease liabilities, current	USD	—	14,311	14,311	—	9,293	9,293
Lease liabilities, current	CLF	—	2,433	2,433	—	2,284	2,284
Lease liabilities, current	MXN	—	2,828	2,828	—	3,573	3,573
Lease liabilities, current	EUR	—	451	451	—	438	438
Lease liabilities, current	AUD	—	2,671	2,671	—	2,604	2,604
Lease liabilities, current	INR	—	35	35	—	—	—
Lease liabilities, current	BRL	—	16	16	—	—	—
Lease liabilities, current	COP	—	266	266	—	—	—
Subtotal Lease liabilities, current		—	23,011	23,011	—	18,192	18,192
Trade and other payables	USD	102,724	14,579	117,303	87,043	7,310	94,353
Trade and other payables	CLF	5,020	—	5,020	3,614	—	3,614
Trade and other payables	BRL	6	—	6	12	—	12
Trade and other payables	THB	—	—	—	4	—	4
Trade and other payables	CLP	176,474	3	176,477	227,990	52	228,042
Trade and other payables	CNY	33,052	—	33,052	28,562	—	28,562
Trade and other payables	EUR	99,605	—	99,605	52,883	6,399	59,282
Trade and other payables	GBP	18	—	18	18	—	18
Trade and other payables	MXN	—	1,484	1,484	1,499	—	1,499
Trade and other payables	AUD	36,431	—	36,431	32,439	7	32,446
Trade and other payables	ZAR	—	1,562	1,562	984	—	984
Trade and other payables	AED	—	—	—	—	—	—
Trade and other payables	JPY	—	—	—	—	—	—
Trade and other payables	CHF	21	—	21	21	—	21
Trade and other payables	COP	—	325	325	302	—	302
Trade and other payables	CAD	9	—	9	2	—	2
Trade and other payables	KRW	107	—	107	492	—	492
Trade and other payables	INR	29	—	29	—	—	—
Subtotal trade and other payables		453,496	17,953	471,449	435,865	13,768	449,633
Trade payables due to related parties	USD	—	5,827	5,827	—	—	—

		As of December 31, 2024			As of December 31, 2023
Class of liability	Currency	Up to 90 days	More than 90 days to 1 year	Total	Up to 90 days	More than 90 days to 1 year	Total
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Trade payables due to related parties	AUD	4,438	—	4,438	2,346	—	2,346
Subtotal Trade payables due to related parties		4,438	5,827	10,265	2,346	—	2,346
Other current provisions	USD	28,064	270,161	298,225	384,972	6,793	391,765
Other current provisions	CLP	480	—	480	332	—	332
Other current provisions	JPY	12,492	—	12,492	225	—	225
Subtotal other current provisions		41,036	270,161	311,197	385,529	6,793	392,322

Current tax liabilities	USD	—	68,300	68,300	162,743	9,805	172,548
Current tax liabilities	CLP	—	290	290	—	513	513
Current tax liabilities	EUR	—	1,139	1,139	—	4,850	4,850
Current tax liabilities	CNY	—	8,644	8,644	—	356	356
Current tax liabilities	JPY	—	143	143	—	—	—
Current tax liabilities	AUD	—	388	388	—	169	169
Current tax liabilities	ZAR	—	33	33	—	—	—
Current tax liabilities	KRW	—	381	381	—	5,197	5,197
Current tax liabilities	PEN	—	433	433	—	—	—
Current tax liabilities	COP	—	90	90	—	—	—
Subtotal current tax liabilities		—	79,841	79,841	162,743	20,890	183,633
Provisions for employee benefits, current	USD	29,265	—	29,265	21,575	—	21,575
Provisions for employee benefits, current	AUD	939	—	939	492	—	492
Provisions for employee benefits, current	EUR	—	—	—	560	—	560
Provisions for employee benefits, current	CLP	930	—	930	1,117	—	1,117
Provisions for employee benefits, current	PEN	141	—	141	—	—	—
Provisions for employee benefits, current	MXN	271	—	271	202	—	202
Subtotal Provisions for employee benefits, current		31,546	—	31,546	23,946	—	23,946
Other current non-financial liabilities	USD	38,607	220	38,827	57,114	61,037	118,151
Other current non-financial liabilities	BRL	18	—	18	17	—	17
Other current non-financial liabilities	CLP	32,749	34,577	67,326	32,780	24,787	57,567
Other current non-financial liabilities	CNY	12,287	—	12,287	134	—	134
Other current non-financial liabilities	EUR	4,050	—	4,050	669	969	1,638
Other current non-financial liabilities	MXN	890	—	890	966	16	982
Other current non-financial liabilities	JPY	93	—	93	49	—	49
Other current non-financial liabilities	PEN	96	—	96	—	—	—
Other current non-financial liabilities	COP	233	—	233	202	—	202
Other current non-financial liabilities	ARS	1,454	—	1,454	—	—	—
Other current non-financial liabilities	ZAR	756	31	787	550	—	550
Other current non-financial liabilities	KRW	1,978	—	1,978	8,015	—	8,015
Subtotal other current non-financial liabilities		93,211	34,828	128,039	100,496	86,809	187,305
Total current liabilities		991,604	1,227,212	2,218,816	1,904,430	609,446	2,513,876

		As of December 31, 2024
Class of liability	Currency	Over 1 year to 2 years	Over 2 years to 3 years	Over 3 years to 4 years	Over 4 years to 5 years	Over 5 years	Total
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Non-current liabilities
Other non-current financial liabilities	USD	—	—	129,683	—	3,120,228	3,249,911
Other non-current financial liabilities	CLF	—	—	—	—	350,671	350,671
Subtotal Other non-current financial liabilities		—	—	129,683	—	3,470,899	3,600,582
Non-current lease liabilities	USD	—	23,456	—	10,721	—	34,177
Non-current lease liabilities	CLP	—	36	—	56	—	92
Non-current lease liabilities	CLF	—	7,287	—	—	—	7,287
Non-current lease liabilities	MXN	—	—	—	19,245	—	19,245
Subtotal non-current lease liabilities		—	30,779	—	30,022	—	60,801
Non-current Trade and other payables	USD	—	—	—	—	—	—
Subtotal Non-current Trade and other payables		—	—	—	—	—	—
Other non-current provisions	USD	—	33,651	—	—	19,666	53,317
Subtotal Other non-current provisions		—	33,651	—	—	19,666	53,317
Deferred tax liabilities	USD	—	298,379	—	—	—	298,379
Subtotal Deferred tax liabilities		—	298,379	—	—	—	298,379
Provisions for employee benefits, non-current	USD	1,529	12,383	—	—	13,343	27,255
Provisions for employee benefits, non-current	CLP	37,791	—	—	—	—	37,791
Provisions for employee benefits, non-current	MXN	294	—	—	—	—	294
Provisions for employee benefits, non-current	AUD	180	—	—	—	—	180
Provisions for employee benefits, non-current	JPY	—	—	—	—	—	—
Provisions for employee benefits, non-current	EUR	87	—	—	—	—	87
Subtotal Provisions for employee benefits, non-current		39,881	12,383	—	—	13,343	65,607
Total non-current liabilities		39,881	375,192	129,683	30,022	3,503,908	4,078,686
Total liabilities							6,297,502

	As of December 31, 2023
Class of liability	Currency	Over 1 year to 2 years	Over 2 years to 3 years	Over 3 years to 4 years	Over 4 years to 5 years	Over 5 years	Total
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Non-current liabilities
Other non-current financial liabilities	USD	249,963	195,833	99,685	—	2,271,326	2,816,807
Other non-current financial liabilities	CLF	—	—	—	—	396,615	396,615
Subtotal Other non-current financial liabilities		249,963	195,833	99,685	—	2,667,941	3,213,422
Non-current lease liabilities	USD	—	13,059	—	4,843	—	17,902
Non-current lease liabilities	CLP	—	—	—	21	—	21
Non-current lease liabilities	CLF	—	8,971	—	—	—	8,971
Non-current lease liabilities	MXN	—	—	—	4,235	—	4,235
Non-current lease liabilities	EUR	—	—	—	3,315	—	3,315
Non-current lease liabilities	AUD	—	—	—	22,522	—	22,522
Subtotal non-current lease liabilities		—	22,030	—	34,936	—	56,966
Non-current Trade and other payables	USD	—	—	—	—	—	—
Subtotal Non-current Trade and other payables		—	—	—	—	—	—
Other non-current provisions	USD	—	27,599	—	—	32,851	60,450
Subtotal Other non-current provisions		—	27,599	—	—	32,851	60,450
Deferred tax liabilities	USD	—	394,688	—	—	—	394,688
Subtotal Deferred tax liabilities		—	394,688	—	—	—	394,688
Provisions for employee benefits, non-current	USD	10,008	8,066	—	—	440	18,514
Provisions for employee benefits, non-current	CLP	42,813	—	—	—	—	42,813
Provisions for employee benefits, non-current	MXN	314	—	—	—	—	314
Provisions for employee benefits, non-current	AUD	—	—	—	—	91	91
Provisions for employee benefits, non-current	JPY	218	—	—	—	—	218
Provisions for employee benefits, non-current	EUR	56	—	—	—	—	56
Subtotal Provisions for employee benefits, non-current		53,409	8,066	—	—	531	62,006
Total non-current liabilities		303,372	648,216	99,685	34,936	2,701,323	3,787,532
Total liabilities							6,301,408
Effects of changes in foreign currency exchange rates on the statement of net income and other comprehensive income.

Foreign currency exchange rate changes	For the period from January to December of the year
	2024	2023	2022
	ThUS$	ThUS$	ThUS$
Foreign currency translation loss	(8,607)	(22,293)	(25,400)
Foreign currency translation reserve	(34,516)	3,177	(255)
Total	(43,123)	(19,116)	(25,655)
The average and closing exchange rate for foreign currency is disclosed in Note 3.3